CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payment of stock issuance costs	$ 563	$ 9,376	$ 6,333
Payment of debt issuance costs	13,857	11,805
Ordinary shares
Payment of stock issuance costs	$ 563	$ 9,376	$ 6,333